INVENTORIES (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 315	€ 225
Work in progress	638	551
Raw materials	308	226
Stores and supplies	112	95
Inventories write down	(53)	(47)
Total inventories	€ 1,320	€ 1,050